Cover	Aug. 05, 2026	May 06, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	Bioventus Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37844
Entity Tax Identification Number	81-0980861
Entity Address, Address Line One	4721 Emperor Boulevard
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	474-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Class A common Stock, $0.001 par value per share
Trading Symbol		BVS
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001665988
Amendment Flag	false